Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 23, 2018	Jun. 24, 2018	Sep. 24, 2017	Jun. 23, 2017
CURRENT ASSETS
Cash and Cash Equivalents	$ 2,006,000	$ 1,386,000	$ 3,976,000	$ 451,000
Accounts receivable, less allowance for bad debts accounts of $179 and $158, respectively	1,357,000	1,518,000
Other receivable	939,000	300,000
Notes receivable	939,000	712,000
Inventories	6,000	6,000
Income tax receivable	4,000	5,000
Property held for sale	467,000	539,000
Deferred contract charges	15,000
Prepaid expenses and other	351,000	273,000
Total current assets	5,145,000	4,739,000
LONG-TERM ASSETS
Property, plant and equipment, net	1,391,000	1,510,000
Intangible assets definite-lived, net	202,000	212,000
Long-term notes receivable	791,000	803,000
Deferred tax asset, net	3,462,000	3,479,000
Long term deferred contract charges	221,000
Deposits and other	243,000	243,000
Total assets	11,455,000	10,986,000
CURRENT LIABILITIES
Accounts payable - trade	797,000	774,000
Accrued expenses	836,000	1,109,000
Deferred rent	34,000	32,000
Deferred revenues	428,000	65,000
Total current liabilities	2,095,000	1,980,000
LONG-TERM LIABILITIES
Convertible notes	1,567,000	1,562,000
Deferred rent, net of current portion	424,000	433,000
Deferred revenues, net of current portion	2,399,000	670,000
Other long-term liabilities	48,000	42,000
Total liabilities	6,533,000	4,687,000
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, $.01 par value; authorized 26,000,000 shares; issued 22,190,515 and 22,166,674 shares, respectively; outstanding 15,071,311 and 15,047,470 shares, respectively	222,000	222,000
Additional paid-in capital	33,343,000	33,206,000
Accumulated deficit	(4,007,000)	(2,493,000)
Treasury stock at cost Shares in treasury: 7,119,204	(24,636,000)	(24,636,000)
Total shareholders' equity	4,922,000	6,299,000
Total liabilities and shareholders' equity	$ 11,455,000	$ 10,986,000